SHARE CAPITAL, WARRANTS AND OPTIONS	3 Months Ended
Mar. 31, 2023
Share Capital Warrants And Options
SHARE CAPITAL, WARRANTS AND OPTIONS

10. SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

Effective August 3, 2022, in connection with the closing of the RTO, the Company completed a share consolidation of the Company’s issued and outstanding common shares and preferred shares, in each case exchanging one (1) post-consolidation share without par value for every five (5) pre-consolidation shares issued and outstanding.

All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted in these financial statements and retrospectively to reflect the Company’s RTO share exchange and 5-for-1 share consolidation as if it occurred at the beginning of the earliest period presented.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

a)	Common Shares Issued and Outstanding

During the three months ended March 31, 2023, the Company issued 4,437,184 common shares at a price of $1.75 per share for gross proceeds of $7,765,072 upon the closing of a brokered private placement on February 24, 2023 (the “Offering”). In connection with the Offering, the Company: (a) paid to the agents a cash commission of $473,383, equal to 6% of the gross proceeds (other than on certain president’s list purchasers on which a cash commission of 3% was paid); and (b) issued to the agents that number of non-transferable broker warrants of the Company (the “Broker Warrants”) as is equal to 6% of the number of common Shares sold under the Offering (other than on common shares issued to president’s list purchasers on which Broker Warrants equal to 3% were issued). Each Broker Warrant is exercisable to acquire one common share at an exercise price of $1.75 per common share until February 24, 2025. A total of 221,448 broker warrants were issued to the agents under the Private Placement. The fair value of the warrants was estimated at $167,939 using the Black-Scholes Option Pricing Model. Legal fees related to the Offering of $133,164 were also recorded as a share issuance cost.

The fair value of the broker warrants was calculated using the following assumptions:

March 31, 2023
Expected dividend yield	0%
Stock price	$1.73
Expected share price volatility	77.52%
Risk free interest rate	4.28%
Expected life of warrant	2 year

As at March 31, 2023, the Company had 120,958,527 common shares issued and outstanding (December 31, 2022 – 116,521,343 on a post-RTO and post-consolidation basis).

2022

In April 2022, PNRC completed a non-brokered private placement of 8,936,167 shares at a price of USD 2.00 per share for gross proceeds of $22,388,599 (USD 17,731,238). In connection with the private placement, PNRC has paid to eligible finders (“Finders”): (a) a cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $1,535,727; and (b) that number of common shares equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 70,548 shares with a total value of $176,398 at the offer price of the private placement.

On August 3, 2022, PNRC combined with NAN in a reverse takeover transaction whereby shareholders of PNRC exchanged their shares at a rate of 1.054 shares of NAN for each share of PNRC, after giving effect to a 5-to-1 share consolidation for each outstanding share of NAN (Note 3). As a result, a total of 82,157,536 common shares of NAN were issued in exchange for 77,948,368 shares of PNRC. These shares were added to the current NAN shares outstanding balance of 31,748,399 for total shares outstanding of 113,905,935 upon closing of the RTO.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

b)	Warrants

A summary of common share purchase warrant activity for the three months ended March 31, 2023 was as follows:

	Number Outstanding	Weighted Average Exercise Price ($)
December 31, 2022	1,098,786	1.96
Issued	571,448	1.75
Exercised	-	-
Cancelled / expired	(119,229)	2.04
Balance as at March 31, 2023	1,551,005	1.92

At March 31, 2023, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
683,905	April 16, 2023[1]	1.75	0.02
295,652	August 3, 2024	2.40	0.26
221,448	February 24, 2025	1.75	0.27
350,000	March 22, 2024	1.75	0.22
1,551,005			0.77

1.	Subsequently, the expiry date of 643,299 warrants was extended to October 16, 2023 and the remaining 40,606 warrants expired on April 16, 2023.

c)	DSU Plan

Effective December 2022, the Company approved a Deferred Share Unit Plan (“DSU Plan”) (“DSUs”) that enables the Company upon approval by the Directors to grant DSUs to eligible non-management directors. The DSUs credited to the account of a director may only be redeemed following the date upon which the holder ceases to be a director. Depending upon the country of residence of a director, the DSUs may be redeemed at any time prior to December 15 in the calendar year following the year in which the holder ceases to be a director and may be redeemed in as many as four installments. Upon redemption, the holder is entitled to a cash payment equal to the number of units redeemed multiplied by the five day VWAP of the Company’s common shares on that date. The Company may elect, in its sole discretion, to settle the value of the DSUs redeemed in the Company’s common shares on a one-for-one basis, provided shareholder approval has been obtained on or prior to the relevant redemption date.

During the three months ended March 31, 2023, DSUs have been granted as follows:

2023
Number of DSUs outstanding at December 31, 2022	200,000
Number of DSUs granted during the period	122,901

Number of DSUs outstanding at March 31, 2023	322,901

During the three months ended March 31, 2023, the DSU compensation totaled $157,292 and was recorded as share based compensation, and a DSU liability of the same amount was recorded (December 31, 2022, - $298,000).

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

d)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit.

During the three months ended March 31, 2023, the Company recorded $284,116 (December 31, 2022 - $7,731,117) of fair value of the warrants to reserves.